Pension and other post-retirement benefits - Plan assets measured at fair value (Details 3) - CHF (SFr) SFr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	SFr 19,829	SFr 21,084
Plan assets at fair value, measured at net asset value per share	3,967	4,425
Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	16,225	16,996	SFr 15,951
Plan assets at fair value, measured at net asset value per share	3,475	3,805
International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	3,604	4,088	4,000
Plan assets at fair value, measured at net asset value per share	492	620
International | Other post-retirement defined benefit plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0	0
Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	13,224	13,664
Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	11,197	11,548
Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,027	2,116
Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,259	1,701
Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	174	349
Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,085	1,352
Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,379	1,294	1,211
Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,379	1,294	1,204
Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0	7
Group equity securities and options
Defined benefit plan, Disclosure
Plan assets at fair value	76	118
Group equity securities and options | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	5,113	6,790
Plan assets at fair value, measured at net asset value per share	0	0
Impact of exchange-traded futures not carried at fair value
Plan Assets not carried at fair value	86	(1,329)
Group equity securities and options | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	138	216
Plan assets at fair value, measured at net asset value per share	74	147
Group equity securities and options | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	5,113	6,780
Group equity securities and options | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	52	55
Group equity securities and options | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	10
Group equity securities and options | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	12	14
Group equity securities and options | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Group equity securities and options | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Cash and cash equivalents | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	763	384
Plan assets at fair value, measured at net asset value per share	0	0
Impact of exchange-traded futures not carried at fair value
Plan Assets not carried at fair value	(86)	1,405
Cash and cash equivalents | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	209	203
Plan assets at fair value, measured at net asset value per share	0	0
Cash and cash equivalents | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	763	384
Cash and cash equivalents | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	86	70
Cash and cash equivalents | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Cash and cash equivalents | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	123	133
Cash and cash equivalents | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Cash and cash equivalents | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Debt securities | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	4,677	4,248
Plan assets at fair value, measured at net asset value per share	751	742
Impact of exchange-traded futures not carried at fair value
Plan Assets not carried at fair value		76
Debt securities | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	3,063	3,441
Plan assets at fair value, measured at net asset value per share	328	370
Debt securities | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	3,742	3,144
Debt securities | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,889	1,991
Debt securities | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	150	325
Debt securities | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	846	1,080
Debt securities | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	34	37
Debt securities | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Government debt securities | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,579	1,631
Plan assets at fair value, measured at net asset value per share	0	0
Government debt securities | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,574	1,622
Government debt securities | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	5	9
Government debt securities | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Corporate debt securities | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	4,677	4,248
Plan assets at fair value, measured at net asset value per share	751	742
Corporate debt securities | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,484	1,810
Plan assets at fair value, measured at net asset value per share	328	370
Corporate debt securities | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	3,742	3,144
Corporate debt securities | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	315	369
Corporate debt securities | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	150	325
Corporate debt securities | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	841	1,071
Corporate debt securities | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	34	37	7
Corporate debt securities | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	34	37
Corporate debt securities | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,220	1,984
Plan assets at fair value, measured at net asset value per share	0	0
Real estate | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	875	727
Real estate | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,345	1,257	1,204
Real estate | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,345	1,257
Real estate - direct | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,297	1,244
Plan assets at fair value, measured at net asset value per share	0	0
Real estate - direct | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - direct | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - direct | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,297	1,244	1,204
Real estate - direct | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,297	1,244
Real estate - indirect | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	923	740
Plan assets at fair value, measured at net asset value per share	0	0
Real estate - indirect | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	29	27
Plan assets at fair value, measured at net asset value per share	29	27
Real estate - indirect | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	875	727
Real estate - indirect | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - indirect | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - indirect | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - indirect | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	48	13	0
Real estate - indirect | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	48	13
Real estate - indirect | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Alternative investments | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	3,452	3,590
Plan assets at fair value, measured at net asset value per share	2,724	3,063
Alternative investments | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	80	109
Plan assets at fair value, measured at net asset value per share	61	76
Alternative investments | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	704	513
Alternative investments | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Alternative investments | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	24	14
Alternative investments | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	19	33
Alternative investments | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Alternative investments | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Private equity - alternative investments | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,503	1,313
Plan assets at fair value, measured at net asset value per share	1,503	1,313
Private equity - alternative investments | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Private equity - alternative investments | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Private equity - alternative investments | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,118	1,445
Plan assets at fair value, measured at net asset value per share	762	1,292
Hedge funds | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	61	76
Plan assets at fair value, measured at net asset value per share	61	76
Hedge funds | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	356	153
Hedge funds | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other alternative investments | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	831	832
Plan assets at fair value, measured at net asset value per share	459	458
Other alternative investments | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	19	33
Plan assets at fair value, measured at net asset value per share	0	0
Other alternative investments | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	348	360
Other alternative investments | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other alternative investments | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	24	14
Other alternative investments | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	19	33
Other alternative investments | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other alternative investments | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other investments, plan assets | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	85	92
Plan assets at fair value, measured at net asset value per share	0	0
Other investments, plan assets | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other investments, plan assets | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	85	92
Other investments, plan assets | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	3,604	4,088	4,000
Plan assets at fair value, measured at net asset value per share	492	620
Bank | International | Other post-retirement defined benefit plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0	0
Bank | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,027	2,116
Bank | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,085	1,352
Bank | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0	7
Bank | Group equity securities and options | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	138	216
Plan assets at fair value, measured at net asset value per share	74	147
Bank | Group equity securities and options | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	52	55
Bank | Group equity securities and options | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	12	14
Bank | Group equity securities and options | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Cash and cash equivalents | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	209	203
Plan assets at fair value, measured at net asset value per share	0	0
Bank | Cash and cash equivalents | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	86	70
Bank | Cash and cash equivalents | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	123	133
Bank | Cash and cash equivalents | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Debt securities | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	3,063	3,441
Plan assets at fair value, measured at net asset value per share	328	370
Bank | Debt securities | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,889	1,991
Bank | Debt securities | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	846	1,080
Bank | Debt securities | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Government debt securities | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,579	1,631
Plan assets at fair value, measured at net asset value per share	0	0
Bank | Government debt securities | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,574	1,622
Bank | Government debt securities | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	5	9
Bank | Government debt securities | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Corporate debt securities | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,484	1,810
Plan assets at fair value, measured at net asset value per share	328	370
Bank | Corporate debt securities | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	315	369
Bank | Corporate debt securities | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	841	1,071
Bank | Corporate debt securities | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0	SFr 7
Bank | Real estate - indirect | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	29	27
Plan assets at fair value, measured at net asset value per share	29	27
Bank | Real estate - indirect | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Real estate - indirect | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Real estate - indirect | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Alternative investments | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	80	109
Plan assets at fair value, measured at net asset value per share	61	76
Bank | Alternative investments | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Alternative investments | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	19	33
Bank | Alternative investments | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Hedge funds | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	61	76
Plan assets at fair value, measured at net asset value per share	61	76
Bank | Hedge funds | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Hedge funds | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Hedge funds | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Other alternative investments | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	19	33
Plan assets at fair value, measured at net asset value per share	0	0
Bank | Other alternative investments | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Other alternative investments | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	19	33
Bank | Other alternative investments | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Other investments, plan assets | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	85	92
Plan assets at fair value, measured at net asset value per share	0	0
Bank | Other investments, plan assets | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Other investments, plan assets | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	85	92
Bank | Other investments, plan assets | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	SFr 0	SFr 0